Investments Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2013 Fair Value, Measurements, Recurring INR	Mar. 31, 2012 Fair Value, Measurements, Recurring INR	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) USD ($)	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) USD ($)	Mar. 31, 2013 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2012 Fair Value, Measurements, Recurring Fair Value Measurements Using Significant other observable inputs (Level 2) INR
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading account securities	$ 1,602.8	87,383.5	77,043.4		87,383.5	77,043.4		0	0		87,383.5	77,043.4
Securities Available-for-Sale	18,673.4	1,018,071.5	807,080.4		1,017,441.4	806,501.6		496.5	673.4		1,016,944.9	805,828.2
Investments				$ 20,264.6	1,104,824.9	883,545.0	$ 9.1	496.5	673.4	$ 20,255.5	1,104,328.4	882,871.6